Himax Technologies, Inc. (the Parent Company only) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 723,605	$ 685,167
Costs and expenses	720,220	676,808
Operating Income (loss)	3,385	8,359
Interest income	2,429	2,225
Changes in fair value of financial assets at fair value through profit or loss	2,036	23,226
Foreign currency exchange losses, net	(369)	(1,659)
Finance costs	(1,232)	(878)
Profit before income taxes	7,020	30,092
Income tax expense	994	4,554
Profit for the year	6,026	25,538
Parent Company [member]
Revenues	0	0
Costs and expenses	273	236
Operating Income (loss)	(273)	(236)
Interest income	200	170
Changes in fair value of financial assets at fair value through profit or loss	2,094	0
Foreign currency exchange losses, net	(257)	0
Finance costs	(3,491)	(2,322)
Share of profits of subsidiaries and affiliates	10,296	30,068
Profit before income taxes	8,569	27,680
Income tax expense	0	0
Profit for the year	$ 8,569	$ 27,680